Assets and Liabilities Held for Sale and Discontinued Operations - Narrative (Details) $ in Millions						1 Months Ended	9 Months Ended
	May 31, 2022 USD ($)	Apr. 05, 2022 carrier	Jan. 27, 2022 USD ($) shares	Jan. 26, 2022 USD ($) subsidiary	Apr. 15, 2021 USD ($) shares	Apr. 05, 2022 subsidiary	Sep. 30, 2022 USD ($) segment subsidiary	Feb. 17, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 25, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of administrative services agreement							1 year
Number of reportable segments | segment							3
Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable segments | segment							2
Golar Kelvin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee fee, percent on outstanding principal balanaces						0.50%
Golar Kelvin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Subsidiary disposal, phased completion dates corresponding with date respective subsidiary debt was assumed by CoolCo | subsidiary						2
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel price				$ 145.0
Loan to related party | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes receivable, related party							$ 25.0		$ 25.0
Notes receivable, related party, term							24 months
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		31.30%				31.30%	31.30%
Ownership interest in subsidiary										100.00%
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 275.0
Debt instrument, face amount								$ 570.0
CoolCo | EPS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 150.0
Number of shares issued (in shares) | shares			15,000,000
CoolCo | Norwegian Markets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 125.0
EPS | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		37.50%				37.50%
Public | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		31.20%				31.20%
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold | subsidiary							13
Number of carriers continued to provide commercial and technical management to CoolCo for | carrier		8
Cash sale proceeds							$ 218.2
Discontinued operation, consideration, value of shares received							127.1
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold | subsidiary				9
Number of TFDE vessels disposed | subsidiary				8
Subsidiary disposal, phased completion dates corresponding with date respective subsidiary debt was refinanced | subsidiary						6
ICBCL VIE loans | Golar Kelvin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary						2
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage disposed	100.00%
Consideration received	$ 352.5
Working capital adjustment	$ 2.5
Period of continuing involvement	160 days
Cash sale proceeds	$ 350.0
Golar LNG NB 13 Corporation | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal							1.8
Golar LNG NB 13 Corporation | Bareboat Expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bareboat expenses accrued							3.1
Golar Partners and Hygo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received					$ 876.3
Golar Partners and Hygo | Ship management and administrative service fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal							10.4
Golar Partners and Hygo | Charter and debt guarantee fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal							1.4
Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds					80.8
Golar LNG Partners | Hilli LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash dividends paid							23.2
Cost indemnification							2.1
Hygo energy transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds					$ 50.0
Discontinued operation, consideration, shares received (in shares) | shares					18,600,000
Discontinued operation, consideration, value of shares received					$ 745.4
Hygo energy transition Ltd | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal							$ 0.5